Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Sos Limited

The accompanying consolidated financial statements reflect the activities of SOS Limited and each of the following entities:

Name	Background	Abbreviation
SOS Information Technology New York Inc.	A New York company Incorporated on July 15, 2020 A holding company	SOS NY

Yong Bao Two Ltd.	A British Virgin Island company Incorporated on February 29, 2020 A holding company	YBT

Canada XX Exchange Ltd.	Digital asset exchange platform	Canada XX

US XX Exchange Ltd.	Digital asset exchange platform	US XX

Future Technology Global Ltd. (HK)	A 100% subsidiary of SOS Information Technology Co., Ltd.	Future Technology

FDW Limited	A 100% subsidiary of SOS Ltd.	FDW Limited

China SOS Ltd.	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company	China SOS

FD LLC	A 51% owned JV with Niagara Development LLC	FD LLC

Qingdao SOS Investment Management Co., Ltd.	A 100% subsidiary of China SOS Limited, a WOFE	WFOE

Qingdao SOS Investment LLP	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Qingdao SOS

SOS Auto Service Co., Ltd.	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	NA

Inner Mongolia SOS Insurance Agency Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region	NA

Common Prosperity Technology Co., Ltd.	A 99% subsidiary of SOS International Trading Co., Ltd.	NA

SOS International Trading Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd.	NA

S International Trading Co Limited	A 100% subsidiary of SOS International Trading Co., Ltd.	NA

Weigou International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	NA

Shuyun International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	NA

Chexiaoer Technology Co., Ltd.	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.	NA

Hebei S Cloud Enterprise Management Co., Ltd.	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)	NA

SOS Rescue Service LLC	A 100% owned subsidiary of SOS Emergency Rescue Service Ltd	NA

SOS Emergency Rescue Service Ltd.	A 100% owned subsidiary of SOS Ltd.	NA

Future Digital Investment Ltd.	A 100% owned subsidiary of SOS Ltd.	NA

Qingdao Zhonghai Venture Capital Management Co., Ltd.	A 100% owned subsidiary of Future Digital Investment Ltd.	NA

Chexiaoer (Tianjin Automobile) Management Co., Ltd.	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.	NA

Hebei Chexiaoer Technology Co., Ltd.	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.	NA

Zhongjian Tianxia(Beijing) Investment Co., Ltd.	A 65% owned subsidiary of Xinxin Ranran International Trading Co Ltd.	NA

Xinxin Ranran International Trading Co. Ltd	A 99% owned subsidiary of SOS International Trading Co Ltd.	NA

Future Digital Trading Ltd.	100% owned subsidiary of SOS Ltd	NA

Qingdao Yonbao Ronghe International Trading Co Ltd.	A 90% owned subsidiary of Future Digital Trade Ltd	NA

Future Digital Trading Pte. Ltd.	A 100% owned subsidiary of Future Digital Trade Ltd	NA